UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      October 20, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:  $115,055
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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						Stillwater Capital Advisors, LLC
                                                      FORM 13F INFORMATION TABLE
                                                          September 30, 2011


														Voting Authority

								Value		Shares/		Sh/	Put/	Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)	Prn Amt		Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc	COM		025537101	2994		78750	SH			Sole			78750
Apple Inc			COM		037833100	10060		26382	SH			Sole			26382
AT&T Inc			COM		00206r102	3791		132921	SH			Sole			132921
Centurylink Inc			COM		156700106	4117		124309	SH			Sole			124309
Chevron Corp			COM		166764100	303		3272	SH			Sole			3272
Citigroup Inc			COM		172967424	513		20013	SH			Sole			20013
Du Pont E I de Nemours & Co	COM		263534109	3093		77375	SH			Sole			77375
Exxon Mobil Corp		COM		30231g102	4286		59012	SH			Sole			59012
General Electric Co		COM		369604103	4069		267322	SH			Sole			267322
Hewlett Packard Co		COM		428236103	1900		84638	SH			Sole			84638
Intel Corp			COM		458140100	4588		215065	SH			Sole			215065
International Business Machine	COM		459200101	4946		28283	SH			Sole			28283
JPMorgan Chase & Co		COM		46625h100	3624		120335	SH			Sole			120335
Kraft Foods Inc Cl A		COM		50075n104	4201		125090	SH			Sole			125090
Marathon Oil Corp		COM		565849106	2587		119866	SH			Sole			119866
Marathon Petroleum Corp		COM		56585a102	2573		95079	SH			Sole			95079
McDonalds Corp			COM		580135101	6353		72343	SH			Sole			72343
Merck & Co Inc			COM		58933y105	4511		137948	SH			Sole			137948
PepsiCo Inc			COM		713448108	4336		70041	SH			Sole			70041
Pfizer Inc			COM		717081103	4589		259582	SH			Sole			259582
PG&E Corp			COM		69331c108	2484		58725	SH			Sole			58725
Procter & Gamble Co		COM		742718109	4294		67967	SH			Sole			67967
Southern Co			COM		842587107	1220		28790	SH			Sole			28790
United Technologies Corp	COM		913017109	4146		58928	SH			Sole			58928
US Bancorp Del			COM		902973304	3677		156220	SH			Sole			156220
Verizon Communications Inc	COM		92343v104	5929		161107	SH			Sole			161107
Visa Inc Cl A			COM		92826c839	4337		50595	SH			Sole			50595
iShares Tr Consumer Goods Inde	CONS GOODS IDX	464287812	980		15578	SH			Sole			15578
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	720		11250	SH			Sole			11250
iShares Tr DJ Select Div Index	DJ SEL DIV INX	464287168	305		6315	SH			Sole			6315
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1135		33509	SH			Sole			33509
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1091		24731	SH			Sole			24731
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	924		14141	SH			Sole			14141
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	175		8564	SH			Sole			8564
iShares Tr DJ US Utilities	DJ US UTILS	464287697	338		4131	SH			Sole			4131
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	492		8961	SH			Sole			8961
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	1714		28974	SH			Sole			28974
iShares Tr MSCI Emerg Mkt	MSCI EMERG MKT	464287234	460		13104	SH			Sole			13104
iShares Tr Russell 1000 Growth	RUSSELL1000GRW	464287614	340		6460	SH			Sole			6460
iShares Tr Russell 1000 Value	RUSSELL1000VAL	464287598	266		4695	SH			Sole			4695
Vanguard Tax-Managed Fund Euro	EUROPE PAC ETF	921943858	270		8975	SH			Sole			8975
WisdomTree Trust DEFA Fund	DEFA FD		97717w703	1939		48725	SH			Sole			48725
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	385		8360	SH			Sole			8360
REPORT SUMMARY 	43	DATA RECORDS	115055		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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